INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
Schedule of common shares and warrants

Assets	Shares receivable	Warrants receivable	Investment in IPST shares	Total
Beginning Balance ($)	$156,000	$429,599	$539,328	$1,124,927
Additions	-	714,036	-	714,036
Settlement of shares receivable	(169,000)	-	169,000	-
Change in fair value	13,000	(1,059,357)	(590,657)	$(1,637,014)
Ending Balance ($)	$-	$84,278	$117,671	$201,949
Ending Units (warrants and shares)	-	350,000	445,722	795,722

Assets	Units	Cost Basis ($)	Change in fair value ($)	Ending Balance ($)
Shares receivable	100,000	1,080,000	(924,000)	156,000
Warrants receivable	400,000	3,034,651	(2,605,052)	429,599
Investment	345,722	4,178,407	(3,639,080)	539,328
Total	845,722	8,293,058	(7,168,132)	1,124,927